Note 3 - Loans	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses on Financing Receivables [Table Text Block]
NOTE 3 - LOANS

Outstanding loan balances by portfolio segment and class at year-end were as follows:

	2011	2010

Commercial	$53,200,412	$58,416,643
Commercial Real Estate:
General	56,847,600	58,996,411
Construction	6,425,041	8,782,762
Consumer:
Lines of credit	13,376,689	15,954,866
Other	2,370,625	3,087,409
Credit card	527,858	520,095
Residential	16,942,989	19,534,704
	149,691,214	165,292,890
Less: Allowance for loan losses	(5,299,454)	(4,791,907)
Net deferred loan fees	(32,283)	(49,009)
Loans, net	$144,359,477	$160,451,974

The following table presents the activity in the allowance for loan losses for the year ending December 31, 2011 by portfolio segment:

Year Ending December 31, 2011	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for loan losses:
Beginning balance	$1,218,865	$2,896,176	$546,603	$130,263	$4,791,907
Charge-offs	(541,494)	(1,294,273)	(248,953)	(77,060)	(2,161,780)
Recoveries	91,000	49,486	45,201	0	185,687
Provision for loan losses	1,429,384	846,921	67,150	140,185	2,483,640
Ending balance	$2,197,755	$2,498,310	$410,001	$193,388	$5,299,454

Activity in the allowance for loan losses for 2010 was as follows:

2010

Beginning balance	$3,782,132
Charge-offs	(5,090,138)
Recoveries	75,138
Provision for loan losses	6,024,775
Ending balance	$4,791,907

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method as of year-end:

2011	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,354,124	$1,424,273	$109,309	$103,393	$2,991,099
Collectively evaluated for impairment	843,631	1,074,037	300,692	89,995	2,308,355
Total ending allowance balance	$2,197,755	$2,498,310	$410,001	$193,388	$5,299,454

Loans:
Individually evaluated for impairment	$7,098,022	$7,895,704	$274,700	$595,598	$15,864,024
Collectively evaluated for impairment	46,310,131	55,826,466	16,025,489	16,429,725	134,591,811
Total ending loans balance	$53,408,153	$63,722,170	$16,300,189	$17,025,323	$150,455,835

2010	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$195,684	$1,789,936	$85,233	$49,145	$2,119,998
Collectively evaluated for impairment	1,023,181	1,106,240	461,370	81,118	2,671,909
Total ending allowance balance	$1,218,865	$2,896,176	$546,603	$130,263	$4,791,907

Loans:
Individually evaluated for impairment	$4,276,850	$8,405,141	$307,307	$1,339,741	$14,329,039
Collectively evaluated for impairment	54,326,131	59,724,688	19,096,341	18,508,671	151,655,831
Total ending loans balance	$58,602,981	$68,129,829	$19,403,648	$19,848,412	$165,984,870

The following table presents loans individually evaluated for impairment by class of loans as of year-end. For purposes of this disclosure, the Company reports unpaid principal balance net of partial charge-offs.

2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial	$2,591,467	$2,589,356	$0	$3,511,753	$55,237	$55,237
Commercial Real Estate:
General	4,388,271	4,377,406	0	3,265,902	123,083	107,620
Construction	227,842	227,842	0	511,659	0	0
Consumer:
Lines of credit	91,397	91,327	0	72,432	616	616
Other	0	0	0	6,012	0	0
Credit card	0	0	0	0	0	0
Residential	186,207	186,723	0	314,265	0	0
Subtotal	$7,485,184	$7,472,654	$0	$7,682,023	$178,936	$163,473
With an allowance recorded:
Commercial	$4,506,555	$4,476,078	$1,354,124	$1,223,325	$48,745	$29,623
Commercial Real Estate:
General	1,003,929	997,686	136,723	2,601,890	33,073	30,049
Construction	2,275,662	2,275,337	1,287,550	2,069,800	2,373	2,202
Consumer:
Lines of credit	63,854	63,675	16,128	145,132	11,143	3,682
Other	119,449	119,275	93,181	74,854	1,955	1,650
Credit card	0	0	0	1,006	0	0
Residential	409,391	408,244	103,393	699,853	22,948	18,135
Subtotal	$8,378,840	$8,340,295	$2,991,099	$6,815,860	$120,237	$85,341
Total	$15,864,024	$15,812,949	$2,991,099	$14,497,883	$299,173	$248,814

2010	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial	$3,692,148	$3,689,868	$0
Commercial Real Estate:
General	2,684,164	2,681,391	0
Construction	664,866	664,866	0
Consumer:
Lines of credit	108,274	108,274	0
Other	18,900	18,900	0
Credit card	0	0	0
Residential	848,983	849,457	0
Subtotal	$8,017,335	$8,012,756	$0

With an allowance recorded:
Commercial	$584,702	$582,331	$195,684
Commercial Real Estate:
General	3,088,254	3,078,481	575,175
Construction	1,967,857	1,967,857	1,214,761
Consumer:
Lines of credit	131,515	131,149	42,799
Other	45,829	45,696	39,645
Credit card	2,789	2,789	2,789
Residential	490,758	490,385	49,145
Subtotal	$6,311,704	$6,298,688	$2,119,998
Total	$14,329,039	$14,311,444	$2,119,998

2010
Average of impaired loans during the year	$14,323,860
Interest income recognized during impairment	238,647
Cash-basis interest income recognized	214,270

Non-performing loans and impaired loans are defined differently.  Some loans may be included in both categories, whereas other loans may only be included in one category.  However, non-accrual loans and loans past due 90 days still on accrual are all individually classified impaired loans.

The following tables present the aging of the recorded investment in past due and non accrual loans as of year-end 2011 by class of loans:

Accruing Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Accruing Past Due Loans	Current Accruing Loans	Total Recorded Investment of Accruing Loans
Commercial	$774,224	$48,273	$0	$822,497	$51,248,854	$52,071,351
Commercial Real Estate:
General	0	243,075	0	243,075	54,452,985	54,696,060
Construction	0	0	0	0	4,063,776	4,063,776
Consumer:
Lines of credit	11,052	102,760	21,002	134,814	13,194,317	13,329,131
Other	8,817	0	0	8,817	2,306,281	2,315,098
Credit card	0	0	5,899	5,899	521,959	527,858
Residential	80,952	0	0	80,952	16,772,293	16,853,245
Total	$875,045	$394,108	$26,901	$1,296,054	$142,560,465	$143,856,519

Non Accrual Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Non Accrual Past Due Loans	Current Non Accrual Loans	Total Non Accrual Recorded Investment
Commercial	$0	$2,478	$1,172,890	$1,175,368	$161,434	$1,336,802
Commercial Real Estate:
General	0	0	869,398	869,398	1,673,895	2,543,293
Construction	0	0	406,090	406,090	2,012,951	2,419,041
Consumer:
Lines of credit	4,826	66,587	48,230	119,643	0	119,643
Other	0	0	8,459	8,459	0	8,459
Credit card	0	0	0	0	0	0
Residential	0	0	0	0	172,078	172,078
Total	$4,826	$69,065	$2,505,067	$2,578,958	$4,020,358	$6,599,316

The following tables present the aging of the recorded investment in past due and non accrual loans as of year-end 2010 by class of loans:

Accruing Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Accruing Past Due Loans	Current Accruing Loans	Total Recorded Investment of Accruing Loans
Commercial	$627,034	$0	$0	$627,034	$56,661,353	$57,288,387
Commercial Real Estate:
General	157,637	217,803	0	375,440	55,866,348	56,241,788
Construction	0	0	0	0	6,184,355	6,184,355
Consumer:
Lines of credit	79,191	35,460	0	114,651	15,620,301	15,734,952
Other	12,054	0	1,776	13,830	2,921,580	2,935,410
Credit card	0	0	0	0	520,095	520,095
Residential	94,404	0	0	94,404	19,005,843	19,100,247
Total	$970,320	$253,263	$1,776	$1,225,359	$156,779,875	$158,005,234

Non Accrual Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Non Accrual Past Due Loans	Current Non Accrual Loans	Total Non Accrual Recorded Investment
Commercial	$0	$0	$1,310,602	$1,310,602	$3,992	$1,314,594
Commercial Real Estate:
General	107,164	654,703	1,527,536	2,289,403	790,456	3,079,859
Construction	0	0	2,623,827	2,623,827	0	2,623,827
Consumer:
Lines of credit	0	0	166,973	166,973	46,218	213,191
Other	0	0	0	0	0	0
Credit card	0	0	0	0	0	0
Residential	0	0	713,396	713,396	34,769	748,165
Total	$107,164	$654,703	$6,342,334	$7,104,201	$875,435	$7,979,636

Troubled Debt Restructurings:

The Company has allocated $1,499,705 of specific reserves on $9,036,794 of loans to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and $447,947 on $5,370,581 as of December 31, 2010. At December 31, 2011, the Company had an additional $222,700 in performing loans outstanding to one of those customers. As of December 31, 2010, there was $1,146,342 committed to two customers.  These customers are paying as agreed on those loans.

During the twelve month period ended December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a stated rate of interest lower than the current market rate for new debt with similar risk; interest only payments on an amortizing note; a reduced payment amount which does not fully cover the interest; or a permanent reduction of the recorded investment in the loan.

Modifications involving a stated interest rate of the loan below the current market rate were for periods ranging from 6 months to 1 year. Modifications involving a reduced payment amount were for periods ranging from 5 months to 3 years.  One modification involved an interest only payment on an amortizing note for 15 months and another modification involved an interest rate/amortization concession for 3 months.  Lastly, one modification involved a permanent reduction of the recorded investment in the loan.

The following table presents loans by class modified as troubled debt restructurings that occurred during the twelve month period ended December 31, 2011:

2011	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial	8	$391,400	$391,440
Commercial Real Estate:
General	8	1,836,316	1,781,418
Construction	2	2,186,620	2,186,620
Consumer:
Lines of credit	2	53,696	53,696
Residential	2	311,909	311,909
Total	22	$4,779,941	$4,725,083

In the twelve month period ended December 31, 2011, troubled debt restructurings incurred charge-offs of $383,000. As of December 31, 2011, an additional $1,308,000 of specific reserves were established on these troubled debt restructurings.

Generally, a modified loan is considered to be in payment default when the borrower is not performing according to the renegotiated terms and stops communicating and working with the Bank.

For the twelve month period ended December 31, 2011, there were four trouble debt restructurings that experienced a payment default within twelve months of the modification. Below is a table which presents those loans by class:

2011	Number of Loans	Recorded Investment at time of default
Troubled Debt Restructurings
That Subsequently Defaulted:
Commercial	3	$224,933
Commercial Real Estate:
General	1	319,915
Total	4	$544,848

In the twelve month period ended December 31, 2011, troubled debt restructurings that subsequently defaulted resulted in charge-offs of $326,000.  As of December 31, 2011, there are no specific reserves on the remaining balance of these troubled debt restructurings.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed utilizing the company’s internal underwriting policy.

Credit Quality Indicators:

The Bank utilizes a numeric grading system for commercial and commercial real estate loans to indicate the strength of the credit. At origination, grades are assigned to each commercial and commercial real estate loan by assessing information about the specific borrower’s situation including cash flow analysis and the estimated collateral values. The loan grade is reassessed at each renewal or amendment but any credit may receive a review based on lender identification of changes in the situation or behavior of the borrower. All commercial and commercial real estate loans exceeding $500,000 are formally reviewed at least annually. Once a loan is graded a 5W or greater number, and is over $100,000, the loan grade will be reanalyzed once a quarter to assess the borrowers compliance with the Bank’s documented action plan. In addition to these methods for assigning loan grades, changes may occur through the external loan review or regulatory exam process. The loan grades are as follows:

1.	Exceptional. Loans with an exceptional credit rating.

2.	Quality. Loans with excellent sources of repayment that conform, in all respects, to Bank policy and regulatory requirements. These are loans for which little repayment risk has been identified.

3.	Above Average. Loans with above average sources of repayment and minimal identified credit or collateral exceptions and minimal repayment risk.

4.	Average. Loans with average sources of repayment that materially conform to Bank policy and regulatory requirements. Repayment risk is considered average.

5.	Acceptable. Loans with acceptable sources of repayment and risk.

5W.
Loans considered to be below average quality. The loans are often fundamentally sound but require more frequent management review because of an adverse financial event. Risk of non payment is elevated.

6.	Special Mention. Loans that have potential weaknesses and deserve close attention. If uncorrected, further deterioration is likely. Risk of non payment is above average.

7.	Substandard. Loans that are inadequately protected by the borrower’s capacity to pay or the collateral pledged. Risk of non payment is high.

8.	Doubtful. Loans in this grade have identified weaknesses that make full repayment highly questionable and improbable.

As of December 31, 2011 and 2010, and based on the most recent analysis performed in the fourth quarter of each year, the risk category of loans by class of loans is as follows:

	Commercial		Commercial Real Estate General		Commercial Real Estate Construction
	2011	2010	2011	2010	2011	2010
1	$0	$0	$0	$0	$0	$0
2	253,956	583,364	0	0	0	0
3	4,947,905	1,722,896	3,141,880	3,443,220	0	30,927
4	13,552,704	21,109,601	19,274,469	17,362,231	271,335	2,727,615
5	21,119,918	19,659,157	21,250,749	24,656,543	2,347,947	1,702,025
5W	3,910,143	1,687,613	5,452,332	4,399,618	1,360,030	1,484,710
6	5,005,950	9,349,408	4,394,702	4,777,202	0	190,333
7	3,567,564	3,292,002	2,293,571	2,328,376	39,330	39,849
8	1,050,013	1,198,940	1,431,650	2,354,457	2,464,175	2,632,723
Total	$53,408,153	$58,602,981	$57,239,353	$59,321,647	$6,482,817	$8,808,182

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses.  For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented and by payment activity.  The following tables present the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011 and 2010:

	Residential
	2011	2010
Performing	$16,429,725	$18,508,671
Impaired	595,598	1,339,741
Total	$17,025,323	$19,848,412

	Consumer – Lines of credit		Consumer – Other		Consumer – Credit card
	2011	2010	2011	2010	2011	2010
Performing	$13,293,523	$15,708,354	$2,204,108	$2,870,681	$527,858	$517,306
Impaired	155,251	239,789	119,449	64,729	0	2,789
Total	$13,448,774	$15,948,143	$2,323,557	$2,935,410	$527,858	$520,095